Schedule of investments

Delaware Tax-Free New York II Fund March 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.17%
Corporate Revenue Bonds - 3.24%
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed) Series A
1.53% 6/1/60 ^	39,600,000	$1,387,980
New York City Industrial Development Agency Revenue
(Queens Baseball Stadium) 6.125% 1/1/29 (AGC)	1,160,000	1,164,663
New York Transportation Development Special Facilities
Revenue
(Delta Airlines, Inc. -LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/34 (AMT)	1,000,000	987,210
Westchester Tobacco Asset Securitization
(Subordinate) Series C 5.00% 6/1/45	750,000	711,893
		4,251,746
Education Revenue Bonds - 28.23%
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing Project)
Series A 6.00% 10/1/31	1,000,000	1,046,310
Build NYC Resource, New York
(New Dawn Charter Schools Project) 144A
5.75% 2/1/49 #	700,000	680,743
Dutchess County Local Development Revenue
(Vassar College Project)
5.00% 7/1/35	1,000,000	1,198,610
5.00% 7/1/36	1,000,000	1,195,300
5.00% 7/1/37	1,000,000	1,214,760
Madison County Capital Resource Revenue
(Colgate University Refunding Project)
5.00% 7/1/35	1,000,000	1,161,810
Series B 5.00% 7/1/39	1,000,000	1,153,070
Monroe County Industrial Development Revenue
(University Of Rochester) Series A 5.00% 7/1/37	1,000,000	1,224,650
New York State Dormitory Authority Revenue
5.625% 10/1/29 (AGC)	375,000	376,298
Series A 5.00% 7/1/25	1,140,000	1,150,784
(Colgate University) 6.00% 7/1/21 (NATL)	1,020,000	1,057,577
(Dormitory Facilities)
Series A 5.00% 7/1/35	50,000	62,568
Series A 5.00% 7/1/37	2,200,000	2,732,928
Series A 5.00% 7/1/42	1,645,000	1,960,412
(Fordham University) 4.00% 7/1/50	500,000	552,660
(New York University)
Series A 5.00% 7/1/36	2,000,000	2,331,100
Series A 5.00% 7/1/37	1,000,000	1,124,050

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Schedule of investments

Delaware Tax-Free New York II Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(New York University)
Series A 5.00% 7/1/39	2,000,000	$2,298,300
(School Districts Financing Program)
5.00% 10/1/42 (AGM)	3,565,000	4,329,799
(Skidmore College) Series A 5.00% 7/1/27	500,000	523,190
(State University) 5.25% 5/15/21	500,000	512,770
(Vaughn College Of Aeronautics And Technology) 144A
5.50% 12/1/46 #	300,000	286,272
Onondaga Civic Development Revenue
(Le Moyne College Project) Series B 4.00% 7/1/38	255,000	258,817
Onondaga County Trust For Cultural Resources
(Syracuse University Project) 5.00% 12/1/30	1,000,000	1,136,160
Saratoga County Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	4,322,342
5.00% 7/1/48	1,000,000	1,204,470
Schenectady County Capital Resource Revenue
(Union College Project) 5.00% 1/1/40	1,100,000	1,300,849
Yonkers Economic Development
(Charter School Of Educational Excellence Project)
Series A 5.00% 10/15/49	640,000	643,846
		37,040,445
Electric Revenue Bonds - 7.55%
Long Island Power Authority Electric System Revenue
5.00% 9/1/39	2,000,000	2,392,200
5.00% 9/1/42	3,210,000	3,770,562
Series A 5.00% 9/1/44	1,200,000	1,333,332
Series B 5.00% 9/1/41	1,000,000	1,160,840
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	625,000	456,250
Series TT 5.00% 7/1/32 ‡	1,120,000	795,200
		9,908,384
Healthcare Revenue Bond - 2.40%
Nassau County Industrial Development Agency
(Amsterdam House Continuing Care Retirement
Community) Series A 6.50% 1/1/34	571,875	508,248
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 4.00% 9/1/50	1,500,000	1,557,705
(NYU Langone Hospitals Obligated Group) Series A
4.00% 7/1/53	1,000,000	1,078,030
		3,143,983

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bond - 1.45%
New York City Housing Development Revenue
Series L 5.00% 11/1/26	1,840,000	$1,907,638
		1,907,638
Lease Revenue Bonds - 7.49%
Hudson Yards Infrastructure Revenue
5.75% 2/15/47	730,000	755,331
New York Liberty Development Revenue
(Class 1 - 3 World Trade Center Project) 144A
5.00% 11/15/44 #	500,000	507,795
New York State Dormitory Authority Revenue
(Court Facilities Lease) Series A
5.50% 5/15/27 (AMBAC)	2,500,000	3,197,125
New York State Environmental Facilities Revenue
(New York City Municipal Water Finance Authority
Projects) Series B 5.00% 6/15/43	2,175,000	2,655,110
Syracuse Industrial Development Agency Revenue
(Syracuse City School District Project) 5.00% 5/1/27	2,600,000	2,707,952
		9,823,313
Local General Obligation Bonds - 4.97%
New York, General Obligation
Subseries B-1 5.00% 12/1/34	2,500,000	2,997,050
Subseries F-1 5.00% 4/1/35	1,895,000	2,313,852
Subseries F-1 5.00% 4/1/39	1,000,000	1,207,070
		6,517,972
Pre-Refunded Bonds - 0.02%
Hudson Yards Infrastructure Revenue
5.75% 2/15/47-21§	30,000	31,201
		31,201
Special Tax Revenue Bonds - 25.57%
Metropolitan Transportation Authority Revenue
(Climate Certified) 5.00% 11/15/36	3,500,000	4,129,650
New York City Transitional Finance Authority Building Aid
Revenue
Series S-3 5.00% 7/15/37	1,000,000	1,225,870
New York City Transitional Finance Authority Future Tax
Secured Revenue
(Subordinate)
Series C 5.00% 11/1/33	1,000,000	1,022,030
Subseries B-1 5.00% 8/1/42	2,000,000	2,264,220
Subseries D-1 5.00% 2/1/28	2,500,000	2,575,700
New York City, New York Industrial Development Agency
(Yankee Stadium Project) 7.00% 3/1/49 (AGC)	1,000,000	1,010,300

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Schedule of investments

Delaware Tax-Free New York II Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/40	1,000,000	$1,134,710
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/36	2,000,000	2,465,340
Series A 5.00% 3/15/38	3,250,000	3,622,255
(General Purpose) Series A 5.00% 3/15/40	5,000,000	6,127,650
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,965,000	3,743,594
Series A-1 5.00% 7/1/58	2,340,000	2,281,383
Series A-2 4.329% 7/1/40	1,000,000	921,090
Series A-2 4.329% 7/1/40	370,000	340,803
Series A-2 4.536% 7/1/53	330,000	300,323
Series A-2 4.784% 7/1/58	100,000	93,902
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note)
5.00% 10/1/29	170,000	164,830
Series A 4.00% 10/1/22	135,000	132,498
		33,556,148
State General Obligation Bonds - 1.73%
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35 ‡	870,000	524,175
(Public Improvement)
Series A 5.00% 7/1/24 ‡	270,000	184,275
Series A 5.00% 7/1/41 ‡	410,000	250,100
Series A 5.25% 7/1/34 ‡	220,000	145,750
Series A 5.375% 7/1/33 ‡	405,000	275,906
Series B 5.75% 7/1/38 ‡	590,000	395,300
Series C 6.00% 7/1/39 ‡	535,000	363,800
(Unrefunded Balance - Public Improvement) Series B
5.00% 7/1/35 ‡	185,000	126,263
		2,265,569
Transportation Revenue Bonds - 9.69%
New York State Thruway Authority Revenue
Series L 5.00% 1/1/35	1,435,000	1,747,816
Niagara Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
5.00% 4/1/33 (AMT)	715,000	868,746
5.00% 4/1/35 (AMT)	775,000	932,596
5.00% 4/1/37 (AMT)	750,000	896,955
5.00% 4/1/39 (AMT)	350,000	415,888

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(Unaudited)

		Principal amount°	Value (US $)
	Municipal Bonds (continued)
	Transportation Revenue Bonds (continued)
	Port Authority of Guam
	Series A 5.00% 7/1/48	1,375,000	$1,332,980
	Port Authority of New York & New Jersey
	5.00% 10/15/42	2,500,000	3,012,650
	Triborough Bridge & Tunnel Authority Revenue
	(MTA Bridges and Tunnels) Series A 5.00% 11/15/41	2,000,000	2,332,840
	Westchester County Industrial Development Agency
	(Million Air Two General Aviation Facilities Project)
	Series A 144A 7.00% 6/1/46 (AMT)#	1,100,000	1,179,761
			12,720,232
	Water & Sewer Revenue Bonds - 6.83%
	Buffalo Municipal Water Finance Authority Revenue
	Series A 5.00% 7/1/32	300,000	350,175
	New York City Water & Sewer System Revenue
	Series A 6.00% 6/15/21 (AGM)	2,750,000	2,912,554
	Series EE 5.00% 6/15/40	2,500,000	3,030,150
	(Second General Resolution) 5.00% 6/15/39	2,000,000	2,314,640
	Western Nassau County Water Authority Revenue
	Series A 5.00% 4/1/35	300,000	349,020
			8,956,539
	Total Municipal Bonds (cost $123,198,149)		130,123,170

	Total Value of Securities – 99.17%
	(cost $123,198,149)		130,123,170
	Receivables and Other Assets Net of Liabilities – 0.83%		1,093,794
	Net Assets Applicable to 9,330,363 Shares Outstanding – 100.00%		$131,216,964

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
	At March 31, 2020, the aggregate value of Rule 144A securities was $2,654,571, which represents
	2.02% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
	For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be
	pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another
	currency.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

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Schedule of investments

Delaware Tax-Free New York II Fund (Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar

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